Basis of presentation and significant accounting policies (Details) - CAD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Cash	$ 596,000,000	$ 1,846,000,000	$ 2,004,000,000	$ 596,000,000	$ 1,846,000,000	$ 289,000,000	$ 178,000,000	$ 224,000,000
Other current assets	(226,000,000)			(226,000,000)		(253,000,000)
Capital expenditures	(1,219,000,000)	(1,210,000,000)		(2,178,000,000)	(2,222,000,000)
Other financing activities	$ 0	(44,000,000)		$ (28,000,000)	36,000,000
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of changes in accounting estimates [line items]
Cash						82,000,000
Other current assets						82,000,000
Capital expenditures		(3,000,000)			(3,000,000)	(15,000,000)
Other financing activities		$ 0			$ 97,000,000	$ 97,000,000
Government Of Québec
Disclosure of changes in accounting estimates [line items]
Reclassification of committed funding received			$ 97,000,000